EMPLOYEES BENEFITS PLANS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan

The Company offers pension and other post-employment plans to the employees. The characteristics of such benefits were disclosed in the annual financial statements for the year ended on December 31, 2020 (note 20) and have not been changed during the following periods. The actuarial liabilities are presented below:

	Liabilities
	09.30.21	12.31.20
Medical assistance	196,283	185,802
F.G.T.S. Penalty (1)	294,012	282,229
Award for length of service	113,900	108,908
Other	217,979	199,616
	822,174	776,555

Current	125,312	125,230
Non-current	696,862	651,325

(1)	FGTS – Government Severance Indemnity Fund for Employees